CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to TAT Technologies Ltd. shareholders	$ 5,849	$ 1,432	$ 2,802
Net loss from discontinued operations			2,429
Net income from continuing operations	$ 5,849	$ 1,432	5,231
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	$ 2,781	2,069	1,859	[1]
Exchange differentials of loans		$ (1)	23
Write down of inventory			67
Gain (loss) on sale of property, plant and equipment		$ 10	(20)
Gain from change in fair value of derivatives	$ 10		(27)
Interest from short-term bank deposits and restricted deposits	(33)	$ (128)	(11)
Provision for doubtful accounts	206		17
Share in results and sale of equity investment of affiliated company	(1,237)	$ (267)	(1,025)
Share based compensation	38	$ 38	$ 3
Gain on bargain purchase	(4,833)
Liability in respect of employee rights upon retirement	28	$ (485)	$ 286
Deferred income taxes, net	$ (21)	1,229	71
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net		5	(63)
Decrease (increase) in trade accounts receivable	$ (2,375)	2,730	(1,001)
Decrease (increase) in other current assets and prepaid expenses	(85)	(833)	1,195
Decrease (increase) in inventory	(571)	(6,009)	679
Increase (decrease) in trade accounts payable	436	(509)	278
Increase (decrease) in accrued expenses	525	(715)	(417)
Increase (decrease) in other long-term liabilities	15	(24)	58
Net cash provided by (used in) operating activities	$ 733	(1,458)	$ 7,203
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of subsidiary (A)		$ 2,176
Acquisitions of subsidiary, net of cash acquired in the amount of $1,164 (see note 3a)	$ (1,796)
Proceeds from sale of equity investment of affiliated company	3,624
Funds in respect of employee rights upon retirement	8	$ 352	$ (48)
Proceeds from sale of property and equipment	9	19	51
Purchase of property and equipment	(3,315)	$ (3,021)	$ (2,240)
Investment in short-term deposit	(8,109)
Maturities of short-term deposits	$ 5,109	$ 5,098
Proceeds released from restricted deposits			$ 2,307
Net cash provided by (used in) investing activities	$ (4,470)	$ 4,624	70
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans		(883)	$ (2,286)
Dividend paid		(2,000)
Repayments of short-term loans	$ (469)	$ (26)	$ (719)
Short-term credit received from a bank			26
Exercise of options			43
Net cash used in financing activities	$ (469)	$ (2,909)	(2,936)
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Cash provided by operating activities of discontinued operations			685
Cash provided by investing activities of discontinued operations			(31)
Cash used in financing activities of discontinued operations			(304)
Effect of exchange rate changes on cash and cash equivalents of discontinued operations			164
Net cash provided by discontinued operations			514
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (4,206)	$ 257	4,851
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	22,894	22,637	17,786
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 18,688	$ 22,894	22,637
LESS - CASH AND CASH EQUIVALENT OF DISCONTINUED OPERATIONS AT END OF YEAR			2,823
CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS AT END OF YEAR	$ 18,688	$ 22,894	19,814
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	76	44	590
Supplemental disclosure of cash flow information:
Interest paid	(4)	(15)	(89)
Income taxes paid	(1,321)	(571)	(961)
Income taxes refunds	$ 613	$ 613	$ 1,383

[1]	Excluding discontinued operations for the year ended on December 31, 2013.